Document and Entity Information (USD $)	12 Months Ended
	Dec. 29, 2012	Feb. 23, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Dec. 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-29
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,786,532,416
Entity Common Stock, Shares Outstanding		100,106,378
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY